Balance Sheet Details	9 Months Ended
Sep. 30, 2018
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Details

Note 5. Balance Sheet Details

Prepaid expenses and other current assets consisted of the following as of September 30, 2018 and December 31, 2017:

(in thousands)	September 30, 2018	December 31, 2017
Prepaid expenses	$255	$704
Other current assets	193	355
Total	$448	$1,059

Property and equipment, net consisted of the following:

(in thousands)	September 30, 2018	December 31, 2017
Research equipment	$2,656	$1,620
Computers and software	208	97
Office equipment and furniture	524	255
Leasehold improvements	58	44
Total	3,446	2,016
Less accumulated depreciation and amortization	(1,382)	(967)
Property and equipment, net	$2,064	$1,049

Depreciation and amortization expense was $0.2 million and $0.1 million for the three months ended September 30, 2018 and 2017, respectively, and $0.4 million and $0.3 million for nine months ended September 30, 2018 and 2017, respectively.

Accrued liabilities consisted of the following as of September 30, 2018 and December 31, 2017:

(in thousands)	September 30, 2018	December 31, 2017
Accrued compensation	$1,468	$1,812
Other accrued liabilities	776	981
Total	$2,244	$2,793